Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table

Pay vs. Performance (1)

					Value of Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid for Non-CEO NEOs (3)(4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (in Millions) (7)	Discretionary Cash Flow (in Millions) (8)

2022	$7,527,410	$10,616,976	$2,465,448	$3,068,786	$242	$154	$1,852	$3,030

2021	$7,077,384	$16,104,218	$2,003,741	$2,159,604	$193	$106	($25)	$1,354

2020	$8,064,627	$13,957,775	$2,667,539	$2,607,357	$123	$63	($3,112)	$618

(1)
Southwestern Energy’s principal executive officer (CEO) for FY2020 through FY2022 was William J. Way. Southwestern Energy’s other, non-CEO,
named executive officers (NEOs) for FY2020 were John Ale, Julian Bott, Clayton A. Carrell, J. David Cecil, John P. Kelly, and Jennifer McCauley. Southwestern Energy’s other, non-CEO,
NEOs for FY2021 were Julian Bott, Clayton A. Carrell, Derek W. Cutright, Carl F. Giesler, Jr., Michael Hancock, and John P. Kelly. Southwestern Energy’s other, non-CEO,
NEOs for FY2022 were Clayton A. Carrell, Derek W. Cutright, Carl F. Giesler, Jr., and John P. Kelly.

(2)	For Southwestern Energy’s CEO the “compensation actually paid” for each year reflects the following:

Year	Summary Compensation Table Total for CEO	Minus the Aggregate Grant Date Fair Value of Awards as Reported in the Summary Compensation Table	Plus Year-End Fair Value of Awards Granted in Covered Year Outstanding and Unvested at FYE	Plus Aggregate Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years at FYE	Plus Aggregate Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year	Minus Change in Defined Benefit & Pension Value	Plus Pension Service Costs	Minus Prior Year End Fair Value of Awards Granted in Prior Years that Failed to Vest in FY	Total “Compensation Actually Paid”

2022	$7,527,410	$(4,898,527)	$5,842,822	$3,122,476	$(937,007)	$32,939	$(7,259)	–	$10,616,976

2021	$7,077,384	$(4,402,539)	$4,541,141	$7,045,136	$1,874,169	$31,073	–	–	$16,104,218

2020	$8,064,627	$(5,609,135)	$11,428,000	$655,950	$(501,409)	$80,258	–	–	$13,957,775

(3)
In calculating the “compensation actually paid” amounts reflected in these columns, the fair value, or change in fair value, as applicable, of the equity award adjustments included in such calculations, was computed in accordance with FASB ASC Topic 718.

(4)	For Southwestern Energy’s non-CEO NEOs the average “compensation actually paid” for each year reflects the following:

Year	Average Summary Compensation Table Total for non-CEO NEOs	Minus the Average Aggregate Grant Date Fair Value of Awards as Reported in the Summary Compensation Table	Plus Average Year-End Fair Value of Awards Granted in Covered Year Outstanding and Unvested at FYE	Plus Average Aggregate Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years at FYE	Plus Average Aggregate Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year	Minus Average Change in Defined Benefit & Pension Value	Plus Average Pension Service Costs	Minus Average Prior Year End Fair Value of Awards Granted in Prior Years that Failed to Vest in FY	Average “Compensation Actually Paid” non-CEO

2022	$2,465,448	$(1,177,089)	$1,404,098	$556,027	$(159,726)	$6,950	$(13,022)	–	$3,068,786

2021	$2,003,741	$(1,225,687)	$679,600	$468,660	$240,113	$6,823	–	–	$2,159,604

2020	$2,667,539	$(1,597,031)	$1,805,938	$(316,231)	$41,454	$28,313	$34,001	–	$2,607,357

(5)	Total shareholder return calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.

(6)
Reflects the total shareholder return for the S&P Oil & Gas Exploration & Production Select Industry Index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.

(7)	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.

(8)	See “ Non-GAAP Financial Measures” section below for reconciliation of Discretionary Cash Flow performance in accordance with GAAP to non-GAAP financial results.
Southwestern Energy’s Compensation Committee reviews a variety of Company-wide and individu al factors
to link executive “compensation actually paid” with Company and executive performance. This section should be read in conjunction with the CD&A, which includes additional discussion of the object ives of the Comp
any’s executive compensation and benefit programs and how compensation decisions are aligned with the Company’s strategy and performance.
The following section provides a description of the relationships between Southwestern Energy’s total shareholder return relative to peer comparator index, as well as “compensation actually paid” relative to Southwestern Energy’s total shareholder return, net income, and Discretionary Cash Flow over the last three completed fiscal years.

Company Selected Measure Name	Discretionary Cash Flow
Named Executive Officers, Footnote [Text Block]
non-CEO,
named executive officers (NEOs) for FY2020 were John Ale, Julian Bott, Clayton A. Carrell, J. David Cecil, John P. Kelly, and Jennifer McCauley. Southwestern Energy’s other, non-CEO,
NEOs for FY2021 were Julian Bott, Clayton A. Carrell, Derek W. Cutright, Carl F. Giesler, Jr., Michael Hancock, and John P. Kelly. Southwestern Energy’s other, non-CEO,
	NEOs for FY2022 were Clayton A. Carrell, Derek W. Cutright, Carl F. Giesler, Jr., and John P. Kelly.
Peer Group Issuers, Footnote [Text Block]	Reflects the total shareholder return for the S&P Oil & Gas Exploration & Production Select Industry Index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.
PEO Total Compensation Amount	$ 7,527,410	$ 7,077,384	$ 8,064,627
PEO Actually Paid Compensation Amount	$ 10,616,976	16,104,218	13,957,775
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	For Southwestern Energy’s CEO the “compensation actually paid” for each year reflects the following:

Year	Summary Compensation Table Total for CEO	Minus the Aggregate Grant Date Fair Value of Awards as Reported in the Summary Compensation Table	Plus Year-End Fair Value of Awards Granted in Covered Year Outstanding and Unvested at FYE	Plus Aggregate Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years at FYE	Plus Aggregate Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year	Minus Change in Defined Benefit & Pension Value	Plus Pension Service Costs	Minus Prior Year End Fair Value of Awards Granted in Prior Years that Failed to Vest in FY	Total “Compensation Actually Paid”

2022	$7,527,410	$(4,898,527)	$5,842,822	$3,122,476	$(937,007)	$32,939	$(7,259)	–	$10,616,976

2021	$7,077,384	$(4,402,539)	$4,541,141	$7,045,136	$1,874,169	$31,073	–	–	$16,104,218

2020	$8,064,627	$(5,609,135)	$11,428,000	$655,950	$(501,409)	$80,258	–	–	$13,957,775

Non-PEO NEO Average Total Compensation Amount	$ 2,465,448	2,003,741	2,667,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,068,786	2,159,604	2,607,357
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	For Southwestern Energy’s non-CEO NEOs the average “compensation actually paid” for each year reflects the following:

Year	Average Summary Compensation Table Total for non-CEO NEOs	Minus the Average Aggregate Grant Date Fair Value of Awards as Reported in the Summary Compensation Table	Plus Average Year-End Fair Value of Awards Granted in Covered Year Outstanding and Unvested at FYE	Plus Average Aggregate Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years at FYE	Plus Average Aggregate Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year	Minus Average Change in Defined Benefit & Pension Value	Plus Average Pension Service Costs	Minus Average Prior Year End Fair Value of Awards Granted in Prior Years that Failed to Vest in FY	Average “Compensation Actually Paid” non-CEO

2022	$2,465,448	$(1,177,089)	$1,404,098	$556,027	$(159,726)	$6,950	$(13,022)	–	$3,068,786

2021	$2,003,741	$(1,225,687)	$679,600	$468,660	$240,113	$6,823	–	–	$2,159,604

2020	$2,667,539	$(1,597,031)	$1,805,938	$(316,231)	$41,454	$28,313	$34,001	–	$2,607,357

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and Cumulative TSR
The table below shows the relationship between “compensation actually paid” to our CEO and the average of the “compensation actually paid” to our other NEOs, our cumulative TSR and the cumulative TSR of our selected peer group index ov
er three fiscal years ending D
ecember
 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
CAP and Net Income
The table below shows the relationship betw
een “comp
ensation
actually
paid” to our CEO and the average of the “compensation actually paid” to our other NEOs and our net income over three fiscal years ending December 31, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP and Discretionary Cash Flow
The table below shows the relationship between “compensation actually paid” to our CEO and the average of the “compensation actually paid” to our other NEOs and discretionary cash flow over three fiscal years ending December 31, 2022.

Total Shareholder Return Vs Peer Group [Text Block]
CAP and Cumulative TSR
The table below shows the relationship between “compensation actually paid” to our CEO and the average of the “compensation actually paid” to our other NEOs, our cumulative TSR and the cumulative TSR of our selected peer group index ov
er three fiscal years ending D
ecember
 31, 2022.

Tabular List [Table Text Block]
Performance Metrics to Link Executive “Compensation Actually Paid” with C ompany
Performance
Provided below are the most important measures used to link “compensation actually paid” with Southwestern Energy performance during the most recently completed fiscal year:

Discretionary Cash Flow

Operating Expense

Proved Developed F&D Cost

Return on Capital Employed

Reinvestment Rate

Relative Total Shareholder Return

HSE combined metrics of Total Recordable Injury Rate, Total Produced Fluids Spill Rate, and Methane Emissions Intensity

Total Shareholder Return Amount	$ 242	193	123
Peer Group Total Shareholder Return Amount	154	106	63
Net Income (Loss)	$ 1,852,000,000	$ (25,000,000)	$ (3,112,000,000)
Company Selected Measure Amount	3,030	1,354	618
PEO Name	William J. Way
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Discretionary Cash Flow
Non-GAAP Measure Description [Text Block]
(8)	See “ Non-GAAP Financial Measures” section below for reconciliation of Discretionary Cash Flow performance in accordance with GAAP to non-GAAP financial results.
Southwestern Energy’s Compensation Committee reviews a variety of Company-wide and individu al factors
to link executive “compensation actually paid” with Company and executive performance. This section should be read in conjunction with the CD&A, which includes additional discussion of the object ives of the Comp
any’s executive compensation and benefit programs and how compensation decisions are aligned with the Company’s strategy and performance.
The following section provides a description of the relationships between Southwestern Energy’s total shareholder return relative to peer comparator index, as well as “compensation actually paid” relative to Southwestern Energy’s total shareholder return, net income, and Discretionary Cash Flow over the last three completed fiscal years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Expense
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Proved Developed F&D Cost
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Reinvestment Rate
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	HSE combined metrics of Total Recordable InjuryRate, Total Produced Fluids Spill Rate, and MethaneEmissions Intensity
PEO [Member] | YearEnd Fair Value of Awards Granted in Covered Year Outstanding and Unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,842,822	$ 4,541,141	$ 11,428,000
PEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,122,476	7,045,136	655,950
PEO [Member] | Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(937,007)	1,874,169	(501,409)
PEO [Member] | Change in Defined Benefit Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,939	31,073	80,258
PEO [Member] | Plus Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,259)
PEO [Member] | Value of Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,898,527)	(4,402,539)	(5,609,135)
Non-PEO NEO [Member] | YearEnd Fair Value of Awards Granted in Covered Year Outstanding and Unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,404,098	679,600	1,805,938
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	556,027	468,660	(316,231)
Non-PEO NEO [Member] | Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(159,726)	240,113	41,454
Non-PEO NEO [Member] | Change in Defined Benefit Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,950	6,823	28,313
Non-PEO NEO [Member] | Plus Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,022)		34,001
Non-PEO NEO [Member] | Value of Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,177,089)	$ (1,225,687)	$ (1,597,031)